Long Term Obligations - Senior Secured Revolving Credit Facility and Amended and Extended Asset Securitization - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Original Maturity Term Loan [Member]
Debt Instrument [Line Items]
Senior secured revolving credit facilities original maturity	$ 201
Senior secured revolving credit facilities original maturity date	Jan. 15, 2016
Original Maturity Term Loan [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread	2.75%
Extended Maturity [Member]
Debt Instrument [Line Items]
Average daily outstanding balance		1.3
Highest average daily outstanding balance		19.9
Amended and Extended Facility [Member]
Debt Instrument [Line Items]
Amount Received On Signing Of Amendment	185.0
Highest balance outstanding	$ 50.0	$ 39.0
Minimum [Member] | Original Maturity Term Loan [Member]
Debt Instrument [Line Items]
Commitment fee	0.375%
Minimum [Member] | Original Maturity Term Loan [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread	2.75%
Minimum [Member] | Original Maturity Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread	1.75%
Minimum [Member] | Amended and Extended Facility [Member]
Debt Instrument [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread	135.00%
Commitment Fees On Unused Portion Of Available Commitments	0.45
Maximum [Member] | Original Maturity Term Loan [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread	3.50%
Maximum [Member] | Original Maturity Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread	2.50%
Maximum [Member] | Amended and Extended Facility [Member]
Debt Instrument [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread	150.00%
Commitment Fees On Unused Portion Of Available Commitments	0.50